Financial instruments and risk management - Currency risk (Details) - Currency risk - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
USD-denominated
Financial instruments and risk management
Net exposure	₽ 1,400,260	₽ 30,777
USD-denominated | 10% decrease in USD relative to RUB
Sensitivity analysis
Percentage of decrease of USD relative to RUB	10.00%
Incremental loss from reasonably possible change in foreign currency exchange rate, depreciation	₽ 140,026
USD-denominated | 10% increase in USD relative to RUB
Sensitivity analysis
Incremental loss from reasonably possible change in foreign currency exchange rate, appreciation		₽ 3,078
CNY-denominated
Financial instruments and risk management
Net exposure	2,196,592
CNY-denominated | 10% increase in USD relative to RUB
Sensitivity analysis
Percentage of increase of USD relative to RUB		10.00%
CNY-denominated | 10% decrease in CNY relative to RUB
Sensitivity analysis
Incremental loss from reasonably possible change in foreign currency exchange rate, depreciation	₽ 219,659	₽ 0
Percentage of decrease of CNY relative to RUB	10.00%
EUR-denominated
Financial instruments and risk management
Net exposure	₽ 15,376	7,015
RUB-denominated
Financial instruments and risk management
Net exposure	14,711	4,732
Cash and cash equivalents. | USD-denominated
Financial instruments and risk management
Net exposure	1,624,938	185,071
Cash and cash equivalents. | CNY-denominated
Financial instruments and risk management
Net exposure	2,195,401
Cash and cash equivalents. | EUR-denominated
Financial instruments and risk management
Net exposure	24,979	12,647
Cash and cash equivalents. | RUB-denominated
Financial instruments and risk management
Net exposure	14,771	5,694
Trade and other payables | USD-denominated
Financial instruments and risk management
Net exposure	227,617	220,511
Trade and other payables | EUR-denominated
Financial instruments and risk management
Net exposure	9,647	6,255
Trade and other payables | RUB-denominated
Financial instruments and risk management
Net exposure	259	962
Trade and other receivables. | USD-denominated
Financial instruments and risk management
Net exposure	2,939	4,663
Trade and other receivables. | CNY-denominated
Financial instruments and risk management
Net exposure	1,191
Trade and other receivables. | EUR-denominated
Financial instruments and risk management
Net exposure	44	₽ 623
Trade and other receivables. | RUB-denominated
Financial instruments and risk management
Net exposure	₽ 199